Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Issued Share Based Awards

Under both the 2008 Plan and 2015 Plan, the Company issued the following share based awards since January 1, 2014:

	Restricted Stock Units
	Number of Units		Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
	Management	Directors

Unvested as at January 1, 2014	300,000	27,550	$3.26	n/a
Vested in January 2014	—	(27,550)	3.43	5.85

Unvested as at December 31, 2014	300,000	—	$3.25	n/a
Vested in January 2015	—	—	—	n/a

Unvested as at December 31, 2015	300,000	—	$3.25	n/a
Granted in March 2016	200,000	—	1.18	n/a

Unvested as at December 31, 2016	500,000	—	$2.42	n/a